Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 12.9	$ 10.3	$ 12.2